Quarterly Report
March 31, 2024
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 60.7%
Aerospace & Defense – 1.9%
General Dynamics Corp.	33,764	$9,537,992
Honeywell International, Inc.	63,730	13,080,582
Howmet Aerospace, Inc.	97,079	6,643,116
L3Harris Technologies, Inc.	59,775	12,738,053
		$41,999,743
Alcoholic Beverages – 0.9%
Constellation Brands, Inc., “A”	40,678	$11,054,653
Diageo PLC	216,149	7,981,127
		$19,035,780
Automotive – 1.9%
Aptiv PLC (a)	185,358	$14,763,765
Lear Corp.	84,529	12,246,561
LKQ Corp.	285,112	15,227,832
		$42,238,158
Broadcasting – 0.9%
Omnicom Group, Inc.	163,825	$15,851,707
Warner Bros. Discovery, Inc. (a)	537,347	4,691,039
		$20,542,746
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	53,832	$9,890,553
Charles Schwab Corp.	591,086	42,759,162
CME Group, Inc.	36,439	7,844,952
Invesco Ltd.	259,835	4,310,663
		$64,805,330
Business Services – 2.4%
Accenture PLC, “A”	35,928	$12,453,004
Amdocs Ltd.	90,971	8,221,049
Cognizant Technology Solutions Corp., “A”	107,841	7,903,667
Fidelity National Information Services, Inc.	142,702	10,585,635
Fiserv, Inc. (a)	91,571	14,634,877
		$53,798,232
Cable TV – 1.7%
Comcast Corp., “A”	885,505	$38,386,642
Chemicals – 0.7%
PPG Industries, Inc.	107,863	$15,629,349
Computer Software – 2.7%
Dun & Bradstreet Holdings, Inc.	1,038,346	$10,424,994
Microsoft Corp.	96,960	40,793,011
Oracle Corp.	70,397	8,842,567
		$60,060,572
Construction – 2.3%
Masco Corp.	454,207	$35,827,848
Stanley Black & Decker, Inc.	111,989	10,967,083
Summit Materials, Inc., “A” (a)	110,637	4,931,091
		$51,726,022

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.7%
Kenvue, Inc.	699,478	$15,010,798
Consumer Services – 0.3%
Booking Holdings, Inc.	1,664	$6,036,792
Electrical Equipment – 1.5%
Johnson Controls International PLC	504,027	$32,923,044
Electronics – 3.2%
Analog Devices, Inc.	25,808	$5,104,564
Applied Materials, Inc.	51,548	10,630,744
Intel Corp.	453,008	20,009,364
NXP Semiconductors N.V.	92,645	22,954,652
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	81,422	11,077,463
		$69,776,787
Energy - Independent – 2.9%
ConocoPhillips	236,953	$30,159,378
Hess Corp.	138,969	21,212,228
Pioneer Natural Resources Co.	51,859	13,612,988
		$64,984,594
Energy - Integrated – 0.9%
Chevron Corp.	41,848	$6,601,104
Suncor Energy, Inc.	378,851	13,981,589
		$20,582,693
Food & Beverages – 0.2%
Archer Daniels Midland Co.	81,384	$5,111,729
Health Maintenance Organizations – 1.8%
Cigna Group	111,954	$40,660,573
Insurance – 3.7%
Aon PLC	75,665	$25,250,924
Chubb Ltd.	94,865	24,582,367
Travelers Cos., Inc.	47,756	10,990,566
Willis Towers Watson PLC	75,299	20,707,225
		$81,531,082
Internet – 0.9%
Alphabet, Inc., “A” (a)	130,954	$19,764,887
Leisure & Toys – 0.2%
Electronic Arts, Inc.	33,772	$4,480,531
Machinery & Tools – 2.9%
Eaton Corp. PLC	130,601	$40,836,320
Ingersoll Rand, Inc.	62,043	5,890,983
Regal Rexnord Corp.	99,638	17,944,804
		$64,672,107
Major Banks – 7.6%
Bank of America Corp.	898,123	$34,056,824
Goldman Sachs Group, Inc.	132,085	55,170,584
JPMorgan Chase & Co.	263,579	52,794,874
Morgan Stanley	181,645	17,103,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
PNC Financial Services Group, Inc.	63,669	$10,288,910
		$169,414,885
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	38,264	$12,854,791
McKesson Corp.	42,896	23,028,718
		$35,883,509
Medical Equipment – 1.7%
Becton, Dickinson and Co.	44,892	$11,108,525
Boston Scientific Corp. (a)	104,750	7,174,328
Medtronic PLC	231,462	20,171,913
		$38,454,766
Metals & Mining – 0.2%
Glencore PLC	840,549	$4,618,092
Other Banks & Diversified Financials – 1.7%
Northern Trust Corp.	240,226	$21,360,896
Truist Financial Corp.	426,402	16,621,150
		$37,982,046
Pharmaceuticals – 2.7%
Johnson & Johnson	163,983	$25,940,471
Organon & Co.	147,389	2,770,913
Pfizer, Inc.	791,017	21,950,722
Roche Holding AG	38,886	9,904,212
		$60,566,318
Railroad & Shipping – 1.1%
Union Pacific Corp.	98,208	$24,152,294
Restaurants – 0.2%
Wendy's Co.	219,253	$4,130,727
Specialty Chemicals – 1.3%
Air Products & Chemicals, Inc.	11,338	$2,746,857
Axalta Coating Systems Ltd. (a)	404,433	13,908,451
DuPont de Nemours, Inc.	160,000	12,267,200
		$28,922,508
Specialty Stores – 0.3%
Target Corp.	32,558	$5,769,603
Telecommunications - Wireless – 0.8%
T-Mobile USA, Inc.	111,537	$18,205,069
Tobacco – 1.2%
Altria Group, Inc.	143,650	$6,266,013
Philip Morris International, Inc.	212,968	19,512,128
		$25,778,141
Utilities - Electric Power – 2.8%
Dominion Energy, Inc.	56,467	$2,777,612
Duke Energy Corp.	164,460	15,904,926
Exelon Corp.	214,670	8,065,152
National Grid PLC	496,361	6,678,297
PG&E Corp.	925,675	15,514,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Southern Co.	194,428	$13,948,265
		$62,888,565
Total Common Stocks		$1,350,524,714
Bonds – 37.5%
Aerospace & Defense – 0.0%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,010,521
Asset-Backed & Securitized – 5.9%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 7.189% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$1,851,500	$1,822,364
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.64% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	2,115,000	2,084,056
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.039% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	1,807,500	1,748,574
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.418% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,027,874
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	1,732,546	1,714,191
AREIT 2022-CRE6 Trust, “B”, FLR, 7.168% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,001,855
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	478,070	481,148
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 7.068% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	3,189,862	3,198,369
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.045% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	386,230	598,925
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.362%, 7/15/2056	134,138	140,192
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,570,178
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	4,964,000	4,808,473
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.489% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	849,500	833,185
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.369% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,773,713
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	681,587	637,688
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	4,833,428
CHCP 2021-FL1 Ltd., “AS”, FLR, 6.741% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2038 (n)	2,203,500	2,183,493
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,849,943	1,851,921
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.278%, 11/07/2030 (n)	3,492,733	3,495,220
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	1,962,061
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,879,947
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,340,000	1,343,589
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,097,651
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	546,000	553,704
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,258,894
Cutwater 2015-1A Ltd., “AR”, FLR, 6.795% ((SOFR - 3mo. + 0.26161%) + 1.22%), 1/15/2029 (n)	237,944	237,905
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.475% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	1,424,844	1,424,609
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.596% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	4,133,209	4,138,314
Empire District Bondco LLC, 4.943%, 1/01/2033	1,221,000	1,215,896
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	1,326,000	1,346,281
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	1,474,039	1,479,931
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	364,395	366,992
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	81,283	80,269
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,121,137
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	4,880,000	4,790,382
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,171,018
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	1,530,271	1,530,401
LCCM 2021-FL2 Trust, “B”, FLR, 7.339% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	2,562,000	2,447,053
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.189% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,288,000	5,223,231
MF1 2020-FL4 Ltd., “A”, FLR, 7.14% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2035 (n)	757,200	757,002
MF1 2021-FL5 Ltd., “AS”, FLR, 6.64% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	5,459,500	5,371,689
MF1 2022-FL8 Ltd., “B”, FLR, 7.276% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,204,588
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.231% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	3,932,725	3,921,886
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,490,027
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,226,235
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.926% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	1,750,540	1,750,540
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.736% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	1,900,000	1,901,165
Nissan Master Owner Trust, 2024-A, “A”, 6% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	1,434,737	1,435,885
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.329% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	5,195,227	5,173,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	$2,137,000	$2,148,598
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.443% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (z)	606,687	604,914
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.243% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (z)	1,130,000	1,104,272
Residential Funding Mortgage Securities, Inc., FGIC, 3.812%, 12/25/2035 (d)(q)	63,221	1,707
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 7.119% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,037,558
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	304,087	303,717
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.639% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	3,510,529	3,468,185
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,333,000	1,314,358
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.025% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	2,010,166	1,997,564
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,201,356
		$130,888,781
Automotive – 0.1%
Lear Corp., 4.25%, 5/15/2029	$656,000	$627,014
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	2,944,000	2,477,088
		$3,104,102
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$2,979,000	$2,560,430
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	1,692,000	1,404,356
		$3,964,786
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$3,736,000	$3,825,841
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	1,831,319
LPL Holdings, Inc., 6.75%, 11/17/2028	355,000	371,795
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,986,000	3,627,825
		$9,656,780
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$165,675
Masco Corp., 2%, 2/15/2031	3,622,000	2,962,256
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	348,284
		$3,476,215
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$2,805,332
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,639,584
Equinix, Inc., 2.5%, 5/15/2031	2,363,000	1,971,106
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,401,457
Fiserv, Inc., 2.65%, 6/01/2030	730,000	635,591
Global Payments, Inc., 2.9%, 11/15/2031	1,699,000	1,425,799
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,786,525
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,422,000	1,478,189
		$13,143,583
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$1,040,657
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,424,872
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	346,479
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,373,267
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,069,445
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,819,239
		$8,073,959
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$1,207,753

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$740,000	$724,496
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	1,086,706
		$1,811,202
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$808,000	$784,717
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	2,112,000	2,077,363
		$2,862,080
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$2,970,000	$2,967,491
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$1,412,345
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,690,000	$2,257,907
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$1,329,000	$1,248,740
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	648,212
		$1,896,952
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$3,603,361
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,536,170
		$7,139,531
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$4,225,000	$3,923,587
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,202,588
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	658,666
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	2,027,309
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,619,580
		$10,431,730
Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$737,000	$684,937
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,950,000	3,728,608
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,312,795
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	273,830
		$7,000,170
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$1,566,371
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	712,619
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,925,360
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,038
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,300,350
		$5,510,738
Insurance – 0.5%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,143,433
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,078,000	2,768,424
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,237,000	1,261,971
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	3,874,153
		$10,047,981

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$1,227,000	$1,266,192
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,979,000	$1,938,683
Aon Corp., 3.75%, 5/02/2029	480,000	453,437
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	1,960,829
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	3,006,000	3,002,965
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	817,363
		$8,173,277
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$685,775
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,963,000	$3,874,443
Major Banks – 2.3%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$1,319,854
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,452,000	2,863,859
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	729,287
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,666,000	2,961,278
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,658,500
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	4,532,000	4,082,668
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	861,223
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	804,551
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,254,474
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	1,976,467
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,322,432
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	775,372
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	410,618
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	416,099
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	3,853,486
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,520,670
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	938,000	764,500
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,270,576
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,483,000	2,169,359
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,660,261
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,673,250
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	5,139,242
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	5,150,000	4,468,282
		$50,956,308
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,556,712
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	260,743
Cigna Corp., 3.2%, 3/15/2040	474,000	358,809
CVS Health Corp., 5.3%, 6/01/2033	2,530,000	2,535,948
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,823,355
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	980,000	885,158
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	123,212
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	998,561
		$9,542,498
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$1,400,389

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$464,025
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,412,585
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	3,885,242
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,438,880
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	605,809
		$7,806,541
Midstream – 0.3%
Plains All American Pipeline LP, 3.8%, 9/15/2030	$1,881,000	$1,723,586
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	492,396
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	792,619
Targa Resources Corp., 4.2%, 2/01/2033	746,000	680,126
Targa Resources Corp., 6.125%, 3/15/2033	2,281,000	2,379,704
		$6,068,431
Mortgage-Backed – 12.1%
Fannie Mae, 5%, 3/25/2025 - 3/01/2041	$1,473,359	$1,476,613
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	2,560,963	2,393,103
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	549,320	567,522
Fannie Mae, 2.5%, 11/01/2031	50,609	47,224
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	3,306,652	3,368,265
Fannie Mae, 3%, 2/25/2033 (i)	238,467	19,150
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	3,377,319	3,307,511
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,959,459	2,013,748
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	9,031,420	8,286,732
Fannie Mae, 3.25%, 5/25/2040	70,690	64,420
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	6,304,610	5,974,301
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	178,897	161,823
Fannie Mae, 4%, 7/25/2046 (i)	268,454	49,836
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 11/01/2053	8,551,904	8,517,376
Fannie Mae, UMBS, 2%, 9/01/2035 - 3/01/2052	28,572,844	23,518,686
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 6/01/2052	36,552,798	30,673,016
Fannie Mae, UMBS, 5%, 10/01/2037 - 5/01/2053	3,473,314	3,391,418
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 10/01/2052	3,645,107	3,500,873
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,671,392	2,023,768
Fannie Mae, UMBS, 3%, 6/01/2051 - 3/01/2053	16,864,626	14,557,079
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 12/01/2053	2,414,308	2,163,473
Fannie Mae, UMBS, 6%, 12/01/2052 - 2/01/2053	864,881	889,043
Fannie Mae, UMBS, 6.5%, 12/01/2053	568,064	580,357
Freddie Mac, 0.941%, 4/25/2024 (i)	551,842	48
Freddie Mac, 0.548%, 7/25/2024 (i)	14,179,000	17,566
Freddie Mac, 0.639%, 7/25/2024 - 6/25/2027 (i)	17,069,381	281,068
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	543,359	533,548
Freddie Mac, 0.391%, 8/25/2024 (i)	15,246,000	28,845
Freddie Mac, 0.461%, 8/25/2024 (i)	21,509,813	27,447
Freddie Mac, 3.064%, 8/25/2024	670,099	663,323
Freddie Mac, 0.348%, 10/25/2024 (i)	15,011,927	16,988
Freddie Mac, 0.284%, 11/25/2024 - 11/25/2027 (i)	26,692,072	127,637
Freddie Mac, 2.67%, 12/25/2024	1,261,000	1,238,058
Freddie Mac, 0.744%, 6/25/2027 (i)	4,519,191	87,168
Freddie Mac, 0.568%, 7/25/2027 - 12/25/2031 (i)	23,758,304	612,980
Freddie Mac, 0.327%, 8/25/2027 (i)	9,650,000	108,546
Freddie Mac, 0.417%, 8/25/2027 (i)	6,349,672	77,903
Freddie Mac, 0.279%, 9/25/2027 (i)	10,419,000	100,226
Freddie Mac, 0.195%, 11/25/2027 (i)	16,290,000	118,497
Freddie Mac, 0.322%, 11/25/2027 (i)	10,063,317	102,156
Freddie Mac, 0.246%, 12/25/2027 (i)	10,109,000	90,607
Freddie Mac, 0.29%, 12/25/2027 (i)	11,210,000	118,342
Freddie Mac, 0.364%, 12/25/2027 (i)	17,163,744	206,258

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.09%, 7/25/2029 (i)	$823,867	$38,829
Freddie Mac, 1.141%, 8/25/2029 (i)	5,162,846	256,728
Freddie Mac, 1.799%, 4/25/2030 (i)	900,000	82,512
Freddie Mac, 1.868%, 4/25/2030 (i)	2,701,417	253,583
Freddie Mac, 1.666%, 5/25/2030 (i)	1,301,002	112,681
Freddie Mac, 1.797%, 5/25/2030 (i)	3,334,078	306,799
Freddie Mac, 1.341%, 6/25/2030 (i)	1,327,631	92,511
Freddie Mac, 1.599%, 8/25/2030 (i)	1,191,673	100,891
Freddie Mac, 1.169%, 9/25/2030 (i)	775,587	48,974
Freddie Mac, 1.08%, 11/25/2030 (i)	1,356,411	81,071
Freddie Mac, 0.326%, 1/25/2031 (i)	5,312,736	90,349
Freddie Mac, 0.78%, 1/25/2031 (i)	2,233,850	100,290
Freddie Mac, 0.936%, 1/25/2031 (i)	1,493,151	78,812
Freddie Mac, 0.514%, 3/25/2031 (i)	4,278,927	119,938
Freddie Mac, 0.732%, 3/25/2031 (i)	1,837,683	79,198
Freddie Mac, 1.216%, 5/25/2031 (i)	822,353	58,346
Freddie Mac, 0.937%, 7/25/2031 (i)	1,237,840	71,471
Freddie Mac, 0.508%, 8/25/2031 (i)	1,664,639	50,727
Freddie Mac, 0.536%, 9/25/2031 (i)	5,442,448	178,104
Freddie Mac, 0.855%, 9/25/2031 (i)	1,567,181	80,066
Freddie Mac, 0.349%, 11/25/2031 (i)	8,030,040	180,343
Freddie Mac, 0.498%, 12/25/2031 (i)	7,179,988	222,308
Freddie Mac, 0.294%, 11/25/2032 (i)	8,274,796	148,633
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	786,145	788,959
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	560,097	571,696
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	693,013	715,951
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	330,969	343,379
Freddie Mac, 5.5%, 2/15/2036 (i)	49,037	8,607
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,063,444	1,958,939
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	6,101,877	5,616,136
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	7,883,118	7,023,219
Freddie Mac, 4.5%, 12/15/2040 (i)	26,862	2,338
Freddie Mac, 4%, 8/15/2044 (i)	50,309	5,122
Freddie Mac, 3.25%, 11/25/2061	582,038	499,788
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	25,309,066	20,415,227
Freddie Mac, UMBS, 6.5%, 10/01/2034	19,848	20,390
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2053	1,912,278	1,870,566
Freddie Mac, UMBS, 6%, 1/01/2036 - 9/01/2053	236,650	239,591
Freddie Mac, UMBS, 3%, 4/01/2037 - 2/01/2053	4,312,257	3,723,890
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 10/01/2052	3,773,496	3,618,915
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	2,160,882	1,952,870
Freddie Mac, UMBS, 4%, 8/01/2047 - 10/01/2052	2,305,747	2,150,207
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 9/01/2052	16,857,274	13,968,627
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 2/01/2052	3,353,633	2,529,802
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 9/01/2053	1,664,998	1,664,750
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	848,968	880,511
Ginnie Mae, 5.5%, 5/15/2033 - 6/20/2053	5,977,159	5,984,190
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	8,039,962	7,752,614
Ginnie Mae, 5%, 7/20/2033 - 9/20/2053	8,552,457	8,408,671
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	4,960,355	4,672,051
Ginnie Mae, 5.543%, 9/20/2041	924,186	907,188
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2052	6,339,231	5,821,675
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	8,075,103	7,174,312
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	7,578,018	6,458,076
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	4,795,869	3,930,570
Ginnie Mae, 7%, 12/20/2053	274,999	281,072
Ginnie Mae, 0.584%, 2/16/2059 (i)	2,328,446	79,981
Ginnie Mae, 6.474%, 3/20/2064	750,000	750,000
Ginnie Mae, TBA, 2%, 4/18/2054 - 5/15/2054	4,625,000	3,791,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 6.5%, 5/01/2054	$1,150,000	$1,168,051
Ginnie Mae, TBA, 6%, 5/15/2054	1,500,000	1,511,880
Ginnie Mae, TBA, 2.5%, 5/20/2054	2,875,000	2,450,981
Ginnie Mae, TBA, 3%, 5/20/2054	2,000,000	1,765,188
UMBS, TBA, 5%, 5/01/2039	350,000	349,408
UMBS, TBA, 2.5%, 4/11/2054 - 5/15/2054	4,625,000	3,825,524
UMBS, TBA, 3.5%, 4/11/2054 - 5/25/2054	925,000	828,043
UMBS, TBA, 4%, 4/11/2054	3,416,239	3,163,443
UMBS, TBA, 2%, 4/25/2054 - 5/13/2054	4,775,000	3,781,060
		$270,360,842
Municipals – 0.4%
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$4,394,523
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	2,730,000	2,735,861
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,032,000	881,524
		$8,011,908
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$410,139
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$253,000	$247,782
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$1,053,000	$952,046
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,772,274
		$2,724,320
Oils – 0.2%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$2,461,336
Valero Energy Corp., 6.625%, 6/15/2037	2,124,000	2,315,454
		$4,776,790
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$5,881,000	$5,459,826
Northern Trust Corp., 6.125%, 11/02/2032	2,959,000	3,125,665
		$8,585,491
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$677,590
Waste Management, Inc., 4.875%, 2/15/2034	5,777,000	5,737,479
		$6,415,069
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,316,000	$1,041,028
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,289,000	$4,307,610
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$162,113
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,559,158
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	432,661
		$2,153,932
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,617,403

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$3,528,000	$2,933,559
Telecommunications - Wireless – 0.4%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,565,000	$2,431,454
Rogers Communications, Inc., 3.8%, 3/15/2032	5,197,000	4,670,535
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,695,248
Vodafone Group PLC, 5.625%, 2/10/2053	750,000	745,378
		$9,542,615
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,780,000	$4,641,610
Philip Morris International, Inc., 5.125%, 11/17/2027	869,000	873,494
Philip Morris International, Inc., 5.625%, 11/17/2029	374,000	385,171
Philip Morris International, Inc., 5.125%, 2/15/2030	1,404,000	1,403,985
Philip Morris International, Inc., 5.75%, 11/17/2032	1,653,000	1,706,586
		$9,010,846
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$757,000	$863,265
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.77%, 4/01/2024	$6,332	$6,331
Small Business Administration, 5.18%, 5/01/2024	8,356	8,344
Small Business Administration, 5.52%, 6/01/2024	402	401
Small Business Administration, 4.99%, 9/01/2024	8,133	8,073
Small Business Administration, 4.95%, 3/01/2025	664	662
Small Business Administration, 5.11%, 8/01/2025	71,206	70,460
		$94,271
U.S. Treasury Obligations – 7.3%
U.S. Treasury Bonds, 1.75%, 8/15/2041	$4,700,000	$3,171,766
U.S. Treasury Bonds, 2.375%, 2/15/2042	6,600,000	4,909,008
U.S. Treasury Bonds, 4%, 11/15/2042	6,000,000	5,651,719
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	7,227,411
U.S. Treasury Bonds, 4.75%, 11/15/2043	3,800,000	3,941,906
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	7,163,674
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,889,510
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	684,598
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)	43,390,000	29,720,455
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	5,130,633
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,538,527
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	4,901,578
U.S. Treasury Notes, 0.375%, 11/30/2025	28,650,000	26,654,572
U.S. Treasury Notes, 4%, 1/15/2027	23,000,000	22,725,078
U.S. Treasury Notes, 2.5%, 3/31/2027	37,200,000	35,220,844
		$162,531,279
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,273,000	$1,323,228
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	250,000	206,966
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,995,000	3,972,975
Duke Energy Corp., 4.5%, 8/15/2032	3,023,000	2,865,669
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	926,000	944,498
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	335,305
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,539,108
Georgia Power Co., 3.7%, 1/30/2050	147,000	112,670
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,302,428
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	767,761
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,193,118

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 2.1%, 8/01/2027	$480,000	$432,177
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,287,895
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,738,000	1,445,283
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	677,953
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	864,959
		$20,271,993
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$932,145
Total Bonds		$834,470,748
Preferred Stocks – 0.8%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	113,999	$5,758,167
Consumer Products – 0.5%
Henkel AG & Co. KGaA	139,339	$11,199,277
Total Preferred Stocks		$16,957,444
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.38% (v)	36,323,772	$36,331,037

Other Assets, Less Liabilities – (0.6)%		(12,933,502)
Net Assets – 100.0%		$2,225,350,441
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,331,037 and $2,201,952,906, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $152,337,872, representing 6.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.443% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038	3/19/2021	$606,687	$604,914
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.243% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036	11/12/2021	1,130,000	1,104,272
Total Restricted Securities			$1,709,186
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	350	$37,455,469	June – 2024	$94,729
U.S. Treasury Ultra Bond 30 yr	Long	USD	154	19,866,000	June – 2024	284,551
						$379,280
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	105	$21,470,860	June – 2024	$(10,596)
U.S. Treasury Ultra Note 10 yr	Short	USD	199	22,807,266	June – 2024	(198,274)
						$(208,870)
At March 31, 2024, the fund had liquid securities with an aggregate value of $1,276,080 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,367,482,158	$—	$—	$1,367,482,158
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	162,625,550	—	162,625,550
Non - U.S. Sovereign Debt	—	685,775	—	685,775
Municipal Bonds	—	8,011,908	—	8,011,908
U.S. Corporate Bonds	—	183,562,798	—	183,562,798
Residential Mortgage-Backed Securities	—	270,442,818	—	270,442,818
Commercial Mortgage-Backed Securities	—	39,499,909	—	39,499,909
Asset-Backed Securities (including CDOs)	—	91,306,896	—	91,306,896
Foreign Bonds	—	78,335,094	—	78,335,094
Mutual Funds	36,331,037	—	—	36,331,037
Total	$1,403,813,195	$834,470,748	$—	$2,238,283,943
Other Financial Instruments
Futures Contracts – Assets	$379,280	$—	$—	$379,280
Futures Contracts – Liabilities	(208,870)	—	—	(208,870)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,150,462	$65,668,635	$54,490,289	$(801)	$3,030	$36,331,037
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$308,171	$—